UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

September 30, 2015

1.807739.111
AMP-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 1.5%
Delphi Automotive PLC	154,096	$11,717,460
Gentex Corp.	797,914	12,367,667
Johnson Controls, Inc.	124,754	5,159,825
Modine Manufacturing Co. (a)	48,900	384,843
Tenneco, Inc. (a)	53,608	2,400,030
Visteon Corp. (a)	80,246	8,124,105
		40,153,930
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	562,900	11,432,499
ServiceMaster Global Holdings, Inc. (a)	70,000	2,348,500
		13,780,999
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	116,542	6,138,267
Buffalo Wild Wings, Inc. (a)	29,500	5,706,185
DineEquity, Inc.	231,800	21,246,788
Jubilant Foodworks Ltd.	24,798	607,760
Las Vegas Sands Corp.	194,879	7,399,556
Panera Bread Co. Class A (a)	33,100	6,401,871
Texas Roadhouse, Inc. Class A	321,600	11,963,520
The Restaurant Group PLC	57,000	582,031
Wyndham Worldwide Corp.	279,278	20,080,088
		80,126,066
Household Durables - 4.0%
Ethan Allen Interiors, Inc.	24,000	633,840
Harman International Industries, Inc.	61,301	5,884,283
Jarden Corp. (a)	396,000	19,356,480
Lennar Corp. Class A	452,900	21,798,077
Mohawk Industries, Inc. (a)	11,500	2,090,585
NVR, Inc. (a)	14,270	21,764,889
PulteGroup, Inc.	1,096,400	20,689,068
Toll Brothers, Inc. (a)	304,700	10,432,928
Whirlpool Corp.	46,595	6,861,580
		109,511,730
Leisure Products - 1.6%
Brunswick Corp.	193,700	9,276,293
Polaris Industries, Inc.	275,708	33,049,118
		42,325,411
Media - 1.3%
AMC Networks, Inc. Class A (a)	143,700	10,514,529
Interpublic Group of Companies, Inc.	725,194	13,872,961
Lions Gate Entertainment Corp.	108,300	3,985,440
MDC Partners, Inc. Class A (sub. vtg.)	35,900	661,637
Naspers Ltd. Class N	20,600	2,572,544
News Corp. Class A	263,100	3,320,322
		34,927,433
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)(b)	304,800	20,317,968
Specialty Retail - 3.3%
AutoZone, Inc. (a)	18,400	13,318,472
Dick's Sporting Goods, Inc.	182,900	9,073,669
Foot Locker, Inc.	221,833	15,965,321
GNC Holdings, Inc.	240,700	9,729,094
L Brands, Inc.	47,400	4,272,162
Party City Holdco, Inc. (b)	26,800	427,996
Signet Jewelers Ltd.	114,122	15,535,428
TJX Companies, Inc.	191,900	13,705,498
Urban Outfitters, Inc. (a)	132,300	3,886,974
Williams-Sonoma, Inc.	52,200	3,985,470
		89,900,084
Textiles, Apparel & Luxury Goods - 3.4%
Deckers Outdoor Corp. (a)	185,500	10,770,130
G-III Apparel Group Ltd. (a)	438,630	27,045,926
Hanesbrands, Inc.	700,100	20,260,894
Kate Spade & Co. (a)	122,700	2,344,797
Page Industries Ltd.	7,027	1,424,145
PVH Corp.	140,100	14,281,794
Ralph Lauren Corp.	89,400	10,563,504
VF Corp.	70,324	4,796,800
		91,487,990

TOTAL CONSUMER DISCRETIONARY		522,531,611

CONSUMER STAPLES - 2.3%
Beverages - 0.7%
C&C Group PLC	477,171	1,888,562
Dr. Pepper Snapple Group, Inc.	230,603	18,229,167
		20,117,729
Food & Staples Retailing - 1.1%
CVS Health Corp.	172,390	16,632,187
Kroger Co.	331,600	11,960,812
		28,592,999
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)	27,900	298,809
Archer Daniels Midland Co.	43,067	1,785,127
Britannia Industries Ltd.	4,994	235,438
Bunge Ltd.	132,130	9,685,129
Ingredion, Inc.	19,749	1,724,285
		13,728,788

TOTAL CONSUMER STAPLES		62,439,516

ENERGY - 3.1%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	86,700	4,511,868
Dril-Quip, Inc. (a)	161,400	9,396,708
Ensco PLC Class A	35,700	502,656
Halliburton Co.	280,400	9,912,140
Oceaneering International, Inc.	189,600	7,447,488
		31,770,860
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	128,368	5,026,891
Cimarex Energy Co.	99,847	10,232,321
Columbia Pipeline Group, Inc.	22,154	405,197
Emerald Oil, Inc. warrants 2/4/16 (a)	2,844	0
Energen Corp.	8,961	446,795
EOG Resources, Inc.	30,000	2,184,000
Newfield Exploration Co. (a)	185,100	6,089,790
PDC Energy, Inc. (a)	25,300	1,341,153
Phillips 66 Co.	78,260	6,013,498
SM Energy Co.	38,600	1,236,744
Suncor Energy, Inc.	600,400	16,057,157
Teekay Tankers Ltd.	28,900	199,410
Western Refining, Inc.	49,000	2,161,880
		51,394,836

TOTAL ENERGY		83,165,696

FINANCIALS - 20.0%
Banks - 6.3%
Boston Private Financial Holdings, Inc.	570,967	6,680,314
CIT Group, Inc.	176,100	7,049,283
Comerica, Inc.	267,040	10,975,344
Commerce Bancshares, Inc.	265,005	12,073,628
CVB Financial Corp.	376,000	6,279,200
First Citizen Bancshares, Inc.	15,200	3,435,200
First Commonwealth Financial Corp.	384,000	3,490,560
First Republic Bank	175,800	11,034,966
Hilltop Holdings, Inc. (a)	129,596	2,567,297
Huntington Bancshares, Inc.	1,623,357	17,207,584
Investors Bancorp, Inc.	918,100	11,329,354
Lakeland Financial Corp.	232,286	10,487,713
M&T Bank Corp.	130,500	15,914,475
PacWest Bancorp	202,055	8,649,975
Prosperity Bancshares, Inc.	85,600	4,203,816
Regions Financial Corp.	1,310,300	11,805,803
SunTrust Banks, Inc.	365,115	13,961,998
UMB Financial Corp.	265,500	13,490,055
Valley National Bancorp	88,600	871,824
		171,508,389
Capital Markets - 3.1%
Ameriprise Financial, Inc.	129,087	14,087,264
E*TRADE Financial Corp. (a)	61,000	1,606,130
Greenhill & Co., Inc.	25,500	725,985
Invesco Ltd.	565,600	17,663,688
Lazard Ltd. Class A	280,268	12,135,604
Legg Mason, Inc.	29,900	1,244,139
LPL Financial (b)	4,700	186,919
Raymond James Financial, Inc.	278,524	13,823,146
Stifel Financial Corp. (a)	199,900	8,415,790
The Blackstone Group LP	462,919	14,660,645
		84,549,310
Consumer Finance - 1.4%
American Express Co.	25,415	1,884,014
Capital One Financial Corp.	164,300	11,915,036
Discover Financial Services	31,800	1,653,282
SLM Corp. (a)	2,318,900	17,159,860
Springleaf Holdings, Inc. (a)	112,400	4,914,128
		37,526,320
Diversified Financial Services - 1.1%
CRISIL Ltd.	27,931	783,245
McGraw Hill Financial, Inc.	275,871	23,862,842
Moody's Corp.	55,100	5,410,820
		30,056,907
Insurance - 4.3%
ACE Ltd.	8,300	858,220
AFLAC, Inc.	241,500	14,038,395
Bajaj Finserv Ltd.	19,464	513,401
Brown & Brown, Inc.	18,900	585,333
First American Financial Corp.	489,500	19,124,765
Hiscox Ltd.	597,954	8,520,907
Marsh & McLennan Companies, Inc.	393,315	20,538,909
Primerica, Inc.	188,858	8,511,830
Principal Financial Group, Inc.	379,400	17,960,796
Progressive Corp.	36,800	1,127,552
Reinsurance Group of America, Inc.	220,991	20,019,575
The Chubb Corp.	49,000	6,009,850
The Travelers Companies, Inc.	3,000	298,590
		118,108,123
Real Estate Investment Trusts - 0.5%
Ladder Capital Corp. Class A	474,242	6,791,145
Mid-America Apartment Communities, Inc.	39,796	3,258,099
SL Green Realty Corp.	2,800	302,848
VEREIT, Inc.	258,600	1,996,392
		12,348,484
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	879,591	28,146,912
Colliers International Group, Inc.	8,200	332,838
Jones Lang LaSalle, Inc.	194,531	27,967,722
		56,447,472
Thrifts & Mortgage Finance - 1.2%
Beneficial Bancorp, Inc. (a)	120,133	1,592,964
BofI Holding, Inc. (a)	78,500	10,113,155
Essent Group Ltd. (a)	804,229	19,985,091
Housing Development Finance Corp. Ltd.	115,375	2,140,870
		33,832,080

TOTAL FINANCIALS		544,377,085

HEALTH CARE - 12.9%
Biotechnology - 0.5%
Baxalta, Inc.	100,700	3,173,057
Biogen, Inc. (a)	16,800	4,902,408
United Therapeutics Corp. (a)	48,100	6,312,644
		14,388,109
Health Care Equipment & Supplies - 3.8%
Alere, Inc. (a)	5,600	269,640
Becton, Dickinson & Co.	24,400	3,236,904
Boston Scientific Corp. (a)	1,330,610	21,835,310
DENTSPLY International, Inc. (b)	281,500	14,235,455
Hologic, Inc. (a)	559,000	21,873,670
St. Jude Medical, Inc.	8,000	504,720
Steris Corp. (b)	338,800	22,011,836
Zimmer Biomet Holdings, Inc.	217,700	20,448,561
		104,416,096
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	333,255	25,600,649
Community Health Systems, Inc. (a)	162,400	6,945,848
DaVita HealthCare Partners, Inc. (a)	250,000	18,082,500
HCA Holdings, Inc. (a)	229,355	17,742,903
Laboratory Corp. of America Holdings (a)	116,800	12,669,296
McKesson Corp.	85,906	15,895,187
Molina Healthcare, Inc. (a)	10,700	736,695
Surgical Care Affiliates, Inc. (a)	7,800	254,982
Universal Health Services, Inc. Class B	2,100	262,101
		98,190,161
Health Care Technology - 0.6%
MedAssets, Inc. (a)	770,028	15,446,762
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	279,195	9,584,764
Bruker Corp. (a)	189,500	3,113,485
Thermo Fisher Scientific, Inc.	171,730	20,999,144
		33,697,393
Pharmaceuticals - 3.2%
Allergan PLC (a)	66,794	18,155,277
Catalent, Inc. (a)	170,100	4,133,430
Endo Health Solutions, Inc. (a)	292,700	20,278,256
Horizon Pharma PLC (a)	264,100	5,234,462
Jazz Pharmaceuticals PLC (a)	128,166	17,021,726
Mallinckrodt PLC (a)	43,121	2,757,157
Teva Pharmaceutical Industries Ltd. sponsored ADR	335,582	18,946,960
		86,527,268

TOTAL HEALTH CARE		352,665,789

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	144,478	9,018,317
Esterline Technologies Corp. (a)	78,644	5,653,717
Huntington Ingalls Industries, Inc.	81,300	8,711,295
Rockwell Collins, Inc.	146,000	11,948,640
Textron, Inc.	658,663	24,792,075
		60,124,044
Air Freight & Logistics - 0.8%
FedEx Corp.	147,246	21,200,479
Airlines - 1.5%
Allegiant Travel Co.	21,700	4,692,625
Copa Holdings SA Class A	16,800	704,424
Southwest Airlines Co.	269,962	10,269,354
Spirit Airlines, Inc. (a)	517,945	24,498,799
		40,165,202
Building Products - 0.4%
A.O. Smith Corp.	68,200	4,445,958
Apogee Enterprises, Inc.	20,646	921,844
Lennox International, Inc.	57,489	6,515,228
		11,883,030
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	36,400	1,197,560
G&K Services, Inc. Class A	66,800	4,450,216
Herman Miller, Inc.	100,000	2,884,000
HNI Corp.	68,680	2,946,372
KAR Auction Services, Inc.	106,592	3,784,016
Knoll, Inc.	302,500	6,648,950
Republic Services, Inc.	101,552	4,183,942
		26,095,056
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	10,600	291,606
EMCOR Group, Inc.	324,621	14,364,479
Granite Construction, Inc.	6,820	202,349
Jacobs Engineering Group, Inc. (a)	261,076	9,772,075
Quanta Services, Inc. (a)	193,751	4,690,712
		29,321,221
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,186,288
Rockwell Automation, Inc.	5,400	547,938
		3,734,226
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	84,956	13,312,605
Machinery - 4.6%
AGCO Corp. (b)	232,500	10,841,475
Caterpillar, Inc.	63,363	4,141,406
Colfax Corp. (a)(b)	238,980	7,147,892
Cummins, Inc.	70,957	7,704,511
Deere & Co.	120,700	8,931,800
IDEX Corp.	5,654	403,130
Illinois Tool Works, Inc.	153,993	12,675,164
Ingersoll-Rand PLC	209,572	10,639,970
Manitowoc Co., Inc. (b)	289,643	4,344,645
Mueller Industries, Inc.	236,240	6,987,979
Nordson Corp.	4,400	276,936
Rexnord Corp. (a)	1,214,412	20,620,716
Snap-On, Inc.	79,600	12,014,824
Stanley Black & Decker, Inc.	22,600	2,191,748
Valmont Industries, Inc.	54,323	5,154,709
Wabtec Corp.	38,240	3,367,032
Woodward, Inc.	174,941	7,120,099
		124,564,036
Professional Services - 0.7%
CEB, Inc.	69,000	4,715,460
Dun & Bradstreet Corp.	151,184	15,874,320
		20,589,780
Road & Rail - 1.0%
ArcBest Corp.	31,700	816,909
Con-way, Inc.	155,762	7,390,907
CSX Corp.	63,900	1,718,910
J.B. Hunt Transport Services, Inc.	17,700	1,263,780
Old Dominion Freight Lines, Inc. (a)	92,200	5,624,200
Saia, Inc. (a)	253,524	7,846,568
Swift Transporation Co. (a)	198,200	2,976,964
		27,638,238
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	329,288	10,181,585
Misumi Group, Inc.	254,400	2,625,393
WESCO International, Inc. (a)	37,200	1,728,684
		14,535,662

TOTAL INDUSTRIALS		393,163,579

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	285,045	2,958,767
CommScope Holding Co., Inc. (a)	413,491	12,417,135
F5 Networks, Inc. (a)	159,655	18,488,049
Juniper Networks, Inc.	82,005	2,108,349
		35,972,300
Electronic Equipment & Components - 4.3%
Arrow Electronics, Inc. (a)	222,423	12,295,543
Avnet, Inc.	282,937	12,075,751
Belden, Inc.	292,500	13,656,825
CDW Corp.	628,651	25,686,680
IPG Photonics Corp. (a)(b)	108,100	8,212,357
Jabil Circuit, Inc.	85,500	1,912,635
Keysight Technologies, Inc. (a)	119,947	3,699,165
Littelfuse, Inc.	9,900	902,385
Methode Electronics, Inc. Class A	238,800	7,617,720
TE Connectivity Ltd.	260,630	15,609,131
Trimble Navigation Ltd. (a)	550,600	9,040,852
Zebra Technologies Corp. Class A (a)	58,900	4,508,795
		115,217,839
Internet Software & Services - 0.6%
Google, Inc. Class C	21,373	13,003,761
Tencent Holdings Ltd.	180,200	3,037,558
		16,041,319
IT Services - 10.2%
Alliance Data Systems Corp. (a)	77,005	19,942,755
Blackhawk Network Holdings, Inc. (a)	465,150	19,717,709
Broadridge Financial Solutions, Inc.	103,954	5,753,854
Cognizant Technology Solutions Corp. Class A (a)	24,900	1,558,989
Euronet Worldwide, Inc. (a)	344,691	25,538,156
EVERTEC, Inc.	343,756	6,211,671
Fidelity National Information Services, Inc.	363,643	24,393,172
Fiserv, Inc. (a)	257,294	22,284,233
FleetCor Technologies, Inc. (a)	131,664	18,119,600
Genpact Ltd. (a)	940,943	22,215,664
Global Payments, Inc.	346,271	39,727,669
Maximus, Inc.	144,700	8,618,332
The Western Union Co.	499,500	9,170,820
Total System Services, Inc.	606,347	27,546,344
Vantiv, Inc. (a)	193,700	8,701,004
Visa, Inc. Class A	139,500	9,717,570
Xerox Corp.	940,115	9,147,319
		278,364,861
Semiconductors & Semiconductor Equipment - 3.2%
Atmel Corp.	977,500	7,888,425
Broadcom Corp. Class A	253,300	13,027,219
Cree, Inc. (a)	272,661	6,606,576
Freescale Semiconductor, Inc. (a)	315,412	11,537,771
Intersil Corp. Class A	234,300	2,741,310
Maxim Integrated Products, Inc.	86,600	2,892,440
Microchip Technology, Inc. (b)	41,352	1,781,858
NVIDIA Corp.	489,343	12,062,305
NXP Semiconductors NV (a)	164,728	14,342,867
PMC-Sierra, Inc. (a)	1,288,117	8,720,552
Qorvo, Inc. (a)	93,550	4,214,428
Semtech Corp. (a)	111,400	1,682,140
		87,497,891
Software - 3.7%
Activision Blizzard, Inc.	470,840	14,544,248
Cadence Design Systems, Inc. (a)	858,800	17,759,984
Electronic Arts, Inc. (a)	438,810	29,729,378
Fair Isaac Corp.	88,800	7,503,600
Intuit, Inc.	75,306	6,683,408
Parametric Technology Corp. (a)	306,373	9,724,279
Synopsys, Inc. (a)	314,800	14,537,464
		100,482,361
Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.	392,967	9,494,083
SanDisk Corp.	125,600	6,823,848
		16,317,931

TOTAL INFORMATION TECHNOLOGY		649,894,502

MATERIALS - 2.5%
Chemicals - 1.9%
Albemarle Corp. U.S.	190,042	8,380,852
Ashland, Inc.	28,257	2,843,219
Cytec Industries, Inc.	36,206	2,673,813
Eastman Chemical Co.	194,400	12,581,568
Ferro Corp. (a)	547,104	5,990,789
PolyOne Corp.	316,457	9,284,848
PPG Industries, Inc.	30,700	2,692,083
Praxair, Inc.	63,000	6,417,180
		50,864,352
Containers & Packaging - 0.2%
Aptargroup, Inc.	62,200	4,102,712
WestRock Co.	34,800	1,790,112
		5,892,824
Metals & Mining - 0.1%
B2Gold Corp. (a)	2,114,500	2,234,129
New Gold, Inc. (a)	671,800	1,515,263
		3,749,392
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	313,200	7,898,904

TOTAL MATERIALS		68,405,472

UTILITIES - 0.6%
Electric Utilities - 0.5%
Exelon Corp.	370,500	11,003,850
OGE Energy Corp.	96,817	2,648,913
		13,652,763
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. (a)	66,608	1,376,787
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	1,858,786
NiSource, Inc.	22,154	410,957
		2,269,743

TOTAL UTILITIES		17,299,293

TOTAL COMMON STOCKS
(Cost $2,444,766,500)		2,693,942,543

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,597,943

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.18% (c)	16,470,052	16,470,052
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	34,258,816	34,258,816
TOTAL MONEY MARKET FUNDS
(Cost $50,728,868)		50,728,868
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,498,378,315)		2,748,269,354
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(23,259,181)
NET ASSETS - 100%		$2,725,010,173

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,975
Fidelity Securities Lending Cash Central Fund	98,508
Total	$109,483

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$522,531,611	$520,499,706	$2,031,905	$--
Consumer Staples	62,439,516	62,204,078	235,438	--
Energy	83,165,696	83,165,696	--	--
Financials	547,975,028	544,537,512	3,437,516	--
Health Care	352,665,789	352,665,789	--	--
Industrials	393,163,579	390,538,186	2,625,393	--
Information Technology	649,894,502	646,856,944	3,037,558	--
Materials	68,405,472	68,405,472	--	--
Utilities	17,299,293	17,299,293	--	--
Money Market Funds	50,728,868	50,728,868	--	--
Total Investments in Securities:	$2,748,269,354	$2,736,901,544	$11,367,810	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $2,502,924,421. Net unrealized appreciation aggregated $245,344,933, of which $454,773,380 related to appreciated investment securities and $209,428,447 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015